Investment Properties - Additional Information (Detail) $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2015 USD ($)
Disclosure Of Investment Property [Abstract]
Investment property estimated useful lives	20 years
Consideration from sale of land		$ 4,695	฿ 165	$ 53
Gain from sale of land		$ 4,466	฿ 157	$ 32